LORD ABBETT MUNICIPAL INCOME TRUST

90 Hudson Street

Jersey City, New Jersey 07302-3973

February 5, 2010

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-4720

Re:	Lord Abbett Municipal Income Trust (the “Registrant”)
1933 Act File No. 033-43017
1940 Act File No. 811-06418

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, please be advised that there are no changes to the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 41 to the above-referenced Registrant’s Registration Statement on Form N-1A filed pursuant to Rule 485(b) with the SEC on January 28, 2010.

Any communications relating to this filing should be directed to the undersigned at (201) 827-2676.

Very truly yours,

/s/ Raina Tai-Chew
Raina Tai-Chew
Senior Paralegal
Lord, Abbett & Co. LLC